Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000028182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[1]
C000028182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
C000028182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
C000028182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
C000028182 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000028182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000028182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000028182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000028182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000028183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[2]
C000028183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[2]
C000028183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
C000028183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
C000028183 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
C000028183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000028183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000028183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000028183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000028190 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[3]
C000028190 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[3]
C000028190 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000028190 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3],[4]
C000028190 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000028190 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000028190 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000028190 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000028190 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000028190 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[5]
C000028190 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[5]
C000028190 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[3]
C000028191 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[6]
C000028191 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[6]
C000028191 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000028191 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[6],[7]
C000028191 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000028191 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000028191 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000028191 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000028191 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000028191 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[8]
C000028191 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[8]
C000028191 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[6]
C000030379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[9]
C000030379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[9]
C000030379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[9]
C000030379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[9]
C000030379 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000030379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[9]
C000030379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000030379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000030379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000030379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000030381 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[10]
C000030381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[10]
C000030381 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000030381 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10],[11]
C000030381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000030381 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000030381 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10],[12]
C000030381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[10]
C000030381 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000028201 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[13]
C000028201 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[13]
C000028201 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[13]
C000028201 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[13],[14]
C000028201 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[13]
C000028201 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13]
C000028201 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[13],[15]
C000028201 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[13]
C000028201 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000028211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000028211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%	[16]
C000028211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[16]
C000028211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[16]
C000028211 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[16]
C000028211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[16]
C000028211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16]
C000028211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[16]
C000028211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000028211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[16]
C000028211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16]
C000028212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000028212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%	[17]
C000028212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[17]
C000028212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[17]
C000028212 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000028212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[17]
C000028212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000028212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[17]
C000028212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[17]
C000028212 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000028212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000028217 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[18],[19]
C000028217 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[18]
C000028217 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[18]
C000028217 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000028217 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000028217 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%	[18]
C000028217 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000028218 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[21],[22]
C000028218 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000028218 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[21]
C000028218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000028218 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[23]
C000028218 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%	[21]
C000028218 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000028221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[24]
C000028221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[24]
C000028221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[24]
C000028221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[24]
C000028221 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[24]
C000028221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[24]
C000028221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[24]
C000028221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[24]
C000028221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[24]
C000028221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[24]
C000028221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[24]
C000028222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[25]
C000028222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[25]
C000028222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[25]
C000028222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[25]
C000028222 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[25]
C000028222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[25]
C000028222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[25]
C000028222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[25]
C000028222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[25]
C000028222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[25]
C000028222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[25]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[4]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[5]	Amount rounds to less than 0.1%.
[6]	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[7]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[8]	Amount rounds to less than 0.1%.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[11]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[12]	Amount rounds to less than 0.1%.
[13]	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[14]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[15]	Amount rounds to less than 0.1%.
[16]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[20]	Amount rounds to less than 0.1%.
[21]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[22]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[23]	Amount rounds to less than 0.1%.
[24]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[25]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.